STATEMENT OF EXPENSES (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues
Oil and gas sales	$ 39,452		$ 39,452
Operating expenses:
Lease operating expense	16,089		16,089
Production taxes	1,818		1,818
Depreciation	2,103	105	4,129	315	420	420
Bad debt - related party			24,800
Legal & accounting	58,959		116,754		19,702	13,150
General and administrative	543,011	9,049	1,132,839	21,605	10,230	4,046
Total costs and expenses	563,021	9,154	1,179,675	21,920	30,352	17,616
Loss from operations	(523,569)	(9,154)	(1,140,223)	(21,920)	(30,352)	(17,616)
Other income (expense):
Interest (expense)					(137)
Net loss	$ (523,569)	$ (9,154)	$ (1,140,223)	$ (21,920)	$ (30,489)	$ (17,616)
Net income (loss) per share
(Basic and fully diluted): (in Dollars per share)	$ (0.03)	$ 0.00	$ (0.09)	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding (in Shares)	16,716,143	10,820,600	13,178,805	10,820,600	10,820,600	10,820,600